SCHEDULE OF NOTE RECEIVABLE (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Note Receivable
Balance at December 31, 2022	$ 169,300
Repayments	(50,307)	$ (450,000)
Foreign exchange	(3,143)
Balance at June 30, 2023	$ 115,850